T. ROWE PRICE Target 2010 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 62.3%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  13,265 587 674 2,784,365 13,448
New Income Fund  11,874 1,010 668 1,557,009 12,440
International Bond Fund (USD
Hedged)  4,631 353 248 555,740 4,752
Dynamic Global Bond Fund  2,748 157 154 354,759 2,760
Emerging Markets Bond Fund  2,610 133 137 286,326 2,723
High Yield Fund  2,254 117 111 382,448 2,299
U.S. Treasury Long-Term Index
Fund  1,843 77 225 249,120 1,761
Dynamic Credit Fund  1,135 92 63 132,440 1,180
Floating Rate Fund  772 41 38 84,037 778
Total Bond Funds (Cost $43,705) 42,141
EQUITY FUNDS 34.1%
T. Rowe Price Funds:
Value Fund  3,171 106 144 66,901 3,276
Growth Stock Fund  3,027 106 205 26,896 3,173
Hedged Equity Fund  2,277 76 135 173,874 2,330
U.S. Large-Cap Core Fund  2,168 71 135 49,466 2,227
International Value Equity Fund  1,840 61 93 85,261 1,899
Overseas Stock Fund  1,582 55 50 107,935 1,658
Equity Index 500 Fund  1,531 106 144 9,547 1,624
Real Assets Fund  1,529 51 103 98,462 1,607
International Stock Fund  1,385 47 48 63,032 1,400
Mid-Cap Growth Fund  744 24 27 7,492 781
Mid-Cap Value Fund  675 22 31 21,635 721
Emerging Markets Discovery Stock
Fund  600 21 33 39,233 648
Emerging Markets Stock Fund  542 19 26 14,867 583
Small-Cap Value Fund  420 13 34 7,797 434
Small-Cap Stock Fund  341 12 12 6,151 368
New Horizons Fund (2) 319 10 40 5,357 306
Total Equity Funds (Cost $15,081) 23,035
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 100 95 51 5
Total Other Mutual Funds (Cost $5) 5

T. ROWE PRICE Target 2010 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds  3.6%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 2,587 535 683 2,438,757 2,439
Total Short-Term Investments (Cost $2,439) 2,439
Total Investments in Securities 100.0%
(Cost $61,230) $ 67,620
Other Assets Less Liabilities (0.0)% (29)
Net Assets 100.0% $ 67,591
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 16 $ 23
Dynamic Global Bond Fund  (16) 9 40
Emerging Markets Bond Fund  (14) 117 45
Emerging Markets Discovery Stock Fund  6 60 —
Emerging Markets Stock Fund  5 48 —
Equity Index 500 Fund  4 131 5
Floating Rate Fund  — 3 15
Growth Stock Fund  63 245 —
Hedged Equity Fund  31 112 —
High Yield Fund  (3) 39 42
International Bond Fund (USD Hedged)  (16) 16 50
International Stock Fund  17 16 —
International Value Equity Fund  48 91 —
Limited Duration Inflation Focused Bond Fund  (22) 270 61
Mid-Cap Growth Fund  8 40 —
Mid-Cap Value Fund  1 55 —
New Horizons Fund  9 17 —
New Income Fund  (75) 224 151
Overseas Stock Fund  26 71 —
Real Assets Fund  8 130 —
Small-Cap Stock Fund  4 27 —
Small-Cap Value Fund  9 35 —
Transition Fund  — — —
U.S. Large-Cap Core Fund  31 123 —
U.S. Treasury Long-Term Index Fund  (55) 66 19
Value Fund  27 143 —
U.S. Treasury Money Fund, 4.35% — — 29
Totals $ 95# $ 2,104 $ 480+

T. ROWE PRICE Target 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $480 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2010 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F183-054Q1 08/25